Revenue - Schedules of Concentration of Risk, by Risk Factor (Details) - Customer Concentration Risk [Member] - Heliogen, Inc. [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Revenue, Product and Service Benchmark [Member]
Schedules of Concentration of Risk, by Risk Factor [Line Items]
Concentration risk, percentage		57.00%	85.00%
Customer B [Member] | Revenue, Product and Service Benchmark [Member]
Schedules of Concentration of Risk, by Risk Factor [Line Items]
Concentration risk, percentage		38.00%	15.00%	80.00%
Customer B [Member] | Accounts Receivable [Member]
Schedules of Concentration of Risk, by Risk Factor [Line Items]
Concentration risk, percentage			69.00%	77.00%